Other operating (expenses) income, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Listing expense	R$ (319,554)	R$ 0	R$ 0
Gain on bargain purchase	0	18,295	0
Sales of fixed assets	2,071	8,592	3,914
Other operating income	41,674	29,872	11,704
Other operating (expenses) income, net	R$ (275,810)	R$ 56,759	R$ 15,618